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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5710


                         ING VP Natural Resources Trust
               (Exact name of registrant as specified in charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of principal executive offices) (Zip code)

                             C T Corporation System,
                      101 Federal Street, Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

December 31, 2002

                                                                 ING VP Natural
                                                                 Resources Trust







                                     [PHOTO]










                                                                     [LION LOGO]
                                                                      ING FUNDS

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

          President's Letter ...................................     1
          Portfolio Manager's Report ...........................     2
          Independent Auditors' Report .........................     4
          Statement of Assets and Liabilities ..................     5
          Statement of Operations ..............................     6
          Statements of Changes in Net Assets ..................     7
          Financial Highlights .................................     8
          Notes to Financial Statements ........................     9
          Portfolio of Investments .............................    12
          Tax Information ......................................    13
          Trustee and Officer Information ......................    14

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the ING VP Natural Resources Trust.

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
January 15, 2003

ING VP NATURAL RESOURCES TRUST                        Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: James A. Vail, Senior Vice President and Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP Natural Resources Trust (the "Trust") seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

MARKET OVERVIEW: Natural resources generally trended higher in the fourth quarter of 2002. The prices of non-energy resources strengthened modestly as economic activity stabilized. This was apparent in aluminum, copper and forest products. Gold finished the period $24 higher than it began, but experienced wide price swings. Crude oil and natural gas performed well in the quarter as supply fears in both categories supported prices. In natural gas, supply continues to fall as companies have cut back drilling for additional production and we believe prices may rise over the course of this winter as increased demand reduces available storage.

The world economy appears to be recovering and with it we expect to see increasing demand for natural resources and intermediate materials. With limited supply additions on the near term horizon the outlook for higher commodity prices is good. Moreover, since non-energy resource prices remain at depressed levels, increases may be absorbed without sparking a new round of inflation.

PERFORMANCE: For the year ended December 31, 2002, the Trust, excluding any charges, provided a total return of -2.10% compared to the S&P 500 Index which returned -22.10%

PORTFOLIO SPECIFICS: The Trust maintains broad exposure to natural resources with 30% in intermediates such as metals, paper and forest products; 52% in energy related names and 3% in industrials with a close correlation to the farm sector. In addition, 15% of the Trust's assets are invested in precious metal shares.

MARKET OUTLOOK: Over the last 10 years, we have experienced under investment in the natural resources and materials sectors. As the global economies recover and such regions as India and China emerge as consumers, the demand for these resources should rise dramatically. This sets the stage for higher commodity prices and eventually higher equity prices.

Portfolio Manager's Report                        ING VP NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

                                 12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                                 --------   --------   --------   --------   --------   --------
ING VP Natural Resources Trust   $ 10,000   $ 11,090   $ 10,494   $ 12,264   $ 15,562   $ 16,674
S&P 500 Index                    $ 10,000   $ 11,008   $ 11,153   $ 15,345   $ 18,868   $ 25,163

                                 12/31/98   12/31/99   12/31/00   12/31/01   12/31/02
                                 --------   --------   --------   --------   --------
ING VP Natural Resources Trust   $ 13,403   $ 15,292   $ 18,100   $ 15,217   $ 14,897
S&P 500 Index                    $ 32,353   $ 39,159   $ 35,594   $ 31,364   $ 24,431

                                      AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                         PERIODS ENDED DECEMBER 31, 2002
                                         -------------------------------
                                         1 YEAR      5 YEAR      10 YEAR
                                         -------     -------     -------
     ING VP Natural Resources Trust       -2.10%      -2.23%       4.07%
     S&P 500 Index(1)                    -22.10%      -0.59%       9.34%

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Natural Resources Trust against the S&P 500 Index. The Index has an inherent performance advantage over the Trust since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Trust's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The S&P 500 INDEX is a widely recognized unmanaged index of 500 common stocks.

PRINCIPAL RISK FACTOR(S): Price volatility due to non-diversification and concentration in stocks in the natural resources industry. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources. These risks include those resulting from future adverse political and economic developments, as well as imposition of foreign exchange or other foreign governmental restrictions or laws.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
ING VP Natural Resources Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the ING VP Natural Resources Trust (formerly, Pilgrim Natural Resources Trust) (the "Trust") as of December 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and broker, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the ING VP Natural Resources Trust as of December 31, 2002, the results of its operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Boston, Massachusetts
February 7, 2003

           STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value*                                $ 19,805,667
Short-term investments at amortized cost                              1,537,000
Cash                                                                         88
Foreign currency at value**                                              45,393
Receivables:
   Dividends and interest                                                 9,577
Prepaid expenses                                                            511
                                                                   ------------
   Total assets                                                      21,398,236
                                                                   ------------
LIABILITIES:
Payable for fund shares redeemed                                         46,071
Payable to affiliates (Note 4)                                           20,035
Other accrued expenses and liabilities                                   95,581
                                                                   ------------
   Total liabilities                                                    161,687
                                                                   ------------
NET ASSETS (EQUIVALENT TO $12.12 PER SHARE ON 1,751,592
 SHARES OUTSTANDING)                                               $ 21,236,549
                                                                   ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest at no par
 value (unlimited shares authorized)                               $ 22,159,520
Accumulated net realized loss on investments and
 foreign currencies                                                  (1,080,453)
Net unrealized appreciation of investments and
 foreign currencies                                                     157,482
                                                                   ------------
NET ASSETS                                                         $ 21,236,549
                                                                   ============
* Cost of securities                                               $ 19,656,430
** Cost of foreign currencies                                      $     37,148

                 See Accompanying Notes to Financial Statements

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     YEAR
                                                                    ENDED
                                                               DECEMBER 31, 2002
                                                               -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $6,780)            $  259,296
Interest                                                              25,785
                                                                  ----------
   Total Investment Income                                           285,081
                                                                  ----------
EXPENSES:
Investment management fees                                           231,067
Administrative and service fees                                       23,107
Printing and postage expenses                                         19,967
Custodian and accounting expenses                                     10,064
Transfer agent fees                                                   31,675
Professional fees                                                     54,206
Miscellaneous expenses                                                 3,133
Trustees' fees                                                         6,722
Registration fees                                                        101
                                                                  ----------
   Total expenses                                                    380,042
                                                                  ----------
Net investment loss                                                  (94,961)
                                                                  ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized loss on investments                                    (276,527)
Net realized loss on foreign currencies                               (2,201)
Net change in unrealized depreciation of investments and
 foreign currencies                                                 (362,262)
                                                                  ----------
   Net realized and unrealized loss on investments and
    foreign currencies                                              (640,990)
                                                                  ----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (735,951)
                                                                  ==========

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR                YEAR
                                                                            ENDED               ENDED
                                                                       DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                       -----------------   -----------------
FROM OPERATIONS:
Net investment income (loss)                                             $    (94,961)        $     48,298
Net realized gain (loss) on investments and foreign currencies               (278,728)             253,243
Net change in unrealized depreciation of investments and
 foreign currencies                                                          (362,262)          (5,825,037)
                                                                         ------------         ------------
   Net decrease in net assets resulting from operations                      (735,951)          (5,523,496)
                                                                         ------------         ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                         (41,560)                  --
                                                                         ------------         ------------
Total distributions                                                           (41,560)                  --
                                                                         ------------         ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            6,211,430           11,669,299
Shares resulting from dividend reinvestments                                   41,560                   --
Cost of shares redeemed                                                    (7,979,545)         (14,696,546)
                                                                         ------------         ------------
Net decrease in net assets resulting from capital share transactions       (1,726,555)          (3,027,247)
                                                                         ------------         ------------
Net decrease in net assets                                                 (2,504,066)          (8,550,743)
NET ASSETS:
Beginning of year                                                          23,740,615           32,291,358
                                                                         ------------         ------------
End of year                                                              $ 21,236,549         $ 23,740,615
                                                                         ============         ============
Undistributed net investment income at end of year                       $         --         $     39,132
                                                                         ============         ============

                 See Accompanying Notes to Financial Statements

ING VP NATURAL RESOURCES TRUST                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------
                                                         2002      2001     2000(2)    1999      1998
                                                        ------    ------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                $     12.40     14.75     12.51     11.03     14.91
 Income (loss) from investment operations:
 Net investment income (loss)                      $     (0.05)     0.03     (0.07)     0.06      0.08
 Net realized and unrealized gain (loss) on
 investments                                       $     (0.21)    (2.38)     2.36      1.50     (2.98)
 Total income (loss) from investment operations    $     (0.26)    (2.35)     2.29      1.56     (2.90)
 Less distributions from:
 Net investment income                             $      0.02        --      0.05      0.08      0.08
 Net realized gain on investments                  $        --        --        --        --      0.90
 Total distributions                               $      0.02        --      0.05      0.08      0.98
 Net asset value, end of year                      $     12.12     12.40     14.75     12.51     11.03
 TOTAL RETURN(1)                                   %     (2.10)   (15.93)    18.37     14.09    (19.62)

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                   $    21,237    23,741    32,291    31,737    35,418
 Ratios to average net assets:
 Expenses                                          %      1.64      1.35      1.66      1.33      1.29
 Net investment income (loss)                      %     (0.41)     0.17     (0.53)     0.34      0.42
 Portfolio turnover rate                           %        80        85        72        42        74

----------
(1) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.
(2) Effective July 26, 2000, ING Investments, LLC, became the Investment Manager of the Trust.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. ING VP Natural Resources Trust (the "Trust") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust commenced operation in 1991. The Trust's Investment objective is to seek long-term growth of capital through investment primarily in common stock of companies, which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. With the exception of shares held in connection with initial capital of the Trust, shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements:

A. INVESTMENTS. Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less at the date of acquisition are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by management in good faith under the direction of the Trust's Board of Trustees. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premium amortization and discount accretion are determined using the effective yield method.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Trust intends not to be subject to any federal excise tax.

C. DISTRIBUTIONS. Dividends from net investment income and net realized capital gains, if any, are normally declared and paid annually, but the Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

E. FOREIGN CURRENCY TRANSACTIONS. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of

--------------------------------------------------------------------------------

     operations. The Trust may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Trust may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. The Trust authorizes its custodian to place and maintain equity securities in a segregated account of the Trust having a value equal to the aggregate amount of the Trust's commitments under forward foreign currency contracts entered into with respect to position hedges. The Trust did not have any open forward foreign currency contracts outstanding at December 31,2002.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Trust pays an investment advisory fee to ING Investments, LLC ("Investment Advisor", formerly ING Pilgrim Investments, LLC) at an annual rate of 1.00% of the Trust's average daily net assets.

The Investment Advisor voluntarily agreed to reimburse the Trust if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission and extraordinary expenses) exceed 2.50% of the Trust's average net assets. No reimbursement was required for the year ended December 31, 2002.

Effective July 26, 2000, ING Funds Services, LLC (the "Administrator", formerly ING Pilgrim Group, LLC) began serving as Administrator to the Trust. The Trust pays the Administrator a fee calculated at an annual rate of 0.10% of the Trust's average daily net assets.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2002, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

           ACCRUED                  ACCRUED
          ADVISORY               ADMINISTRATIVE
             FEE                      FEE                      TOTAL
             ---                      ---                      -----
           $18,214                  $1,821                    $20,035

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

NOTE 5 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002, excluding short-term securities, were $17,384,498 and $20,272,042, respectively.

NOTE 6 -- INVESTMENT AND CONCENTRATION RISKS

The Trust makes significant investments in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

--------------------------------------------------------------------------------

NOTE 7 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                              YEAR                            YEAR
                                              ENDED                           ENDED
                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                   ----------------------------    ----------------------------
                                      SHARES          DOLLARS         SHARES          DOLLARS
                                   ------------    ------------    ------------    ------------
Shares sold                             503,557    $  6,211,430         850,954    $ 11,669,299
Shares issued as reinvestment of
 dividends                                3,247          41,560              --              --
Shares redeemed                        (670,496)     (7,979,545)     (1,125,489)    (14,696,546)
                                   ------------    ------------    ------------    ------------
Net decrease                           (163,692)   $ (1,726,555)       (274,535)   $ (3,027,247)
                                   ============    ============    ============    ============

NOTE 8 -- FEDERAL INCOME TAXES

During the year ended December 31, 2002, the foreign taxes paid or withheld were $6,780.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for year ended December 31, 2002 were as follow:

          ORDINARY                  LONG-TERM                 TAX RETURN
           INCOME                 CAPITAL GAINS               OF CAPITAL
           ------                 -------------               ----------
          $ 41,560                  $     --                   $     --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of December 31, 2002:

                                                           ACCUMULATED NET
           PAID-IN              UNDISTRIBUTED NET          REALIZED GAINS
           CAPITAL              INVESTMENT INCOME          ON INVESTMENTS
           -------              -----------------          --------------
          $(99,590)                 $ 97,389                  $  2,201

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                 AMOUNT                         EXPIRATION DATES
                 ------                         ----------------
               $1,079,917                          2006-2010

The following represents the tax-basis components of distributable earnings as of December 31, 2002:

                         UNDISTRIBUTED                          CAPITAL
      UNDISTRIBUTED        LONG-TERM        UNREALIZED           LOSS
     ORDINARY INCOME     CAPITAL GAINS     APPRECIATION      CARRYFORWARDS
     ---------------     -------------     ------------      -------------
       $      --           $      --        $ 156,945         $(1,079,917)

ING VP
Natural
Resources
Trust
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.26%
                     CHEMICALS: 2.99%
    10,000    @@     Potash Corp. of
                     Saskatchewan                                   $   635,900
                                                                    -----------
                                                                        635,900
                                                                    -----------
                     FOREST PRODUCTS & PAPER: 10.49%
    79,000    @@     Abitibi-Consolidated, Inc.                         606,615
    60,000    @@     Domtar, Inc.                                       603,600
    15,000           International Paper Co.                            524,550
    10,000           Weyerhaeuser Co.                                   492,100
                                                                    -----------
                                                                      2,226,865
                                                                    -----------
                     IRON/STEEL: 1.85%
    30,000           United States Steel Corp.                          393,600
                                                                    -----------
                                                                        393,600
                                                                    -----------
                     MACHINERY-DIVERSIFIED: 2.60%
    25,000           AGCO Corp.                                         552,500
                                                                    -----------
                                                                        552,500
                                                                    -----------
                     MINING: 18.98%
    60,000   @,@@    African Rainbow Minerals Gold Ltd.                 552,958
   100,000   @,@@    AUR Resources, Inc.                                234,855
    60,000    @@     Harmony Gold Mining Co. Ltd. ADR                 1,008,600
    15,000   @,@@    Impala Platinum Holdings Ltd. ADR                  953,075
    20,000   @,@@    Inco Ltd.                                          424,400
    12,500     @     Phelps Dodge Corp.                                 395,625
    40,000    @@     Placer Dome, Inc.                                  460,000
                                                                    -----------
                                                                      4,029,513
                                                                    -----------
                     OIL & GAS: 39.18%
    10,000           Anadarko Petroleum Corp.                           479,000
     9,570           Apache Corp.                                       545,394
    50,000           Chesapeake Energy Corp.                            387,000
     6,200           Devon Energy Corp.                                 284,580
    15,000    @@     EnCana Corp.                                       466,500
    20,000           ENSCO Intl., Inc.                                  589,000
    14,000           EOG Resources, Inc.                                558,880
    30,000           GlobalSantaFe Corp.                                729,600
     8,000           Murphy Oil Corp.                                   342,800
    10,400   @,@@    Nabors Industries Ltd.                             366,808
    16,500           Noble Energy, Inc.                                 619,575
    21,000           Ocean Energy, Inc.                                 419,370
    17,000     @     Pioneer Natural Resources Co.                      429,250
    26,200     @     Pride Intl., Inc.                                  390,380
     8,000    @@     Royal Dutch Petroleum Co. ADR                      352,160
    18,000     @     Spinnaker Exploration Co.                          396,900
    20,000           Transocean, Inc.                                   464,000
    13,500           Valero Energy Corp.                                498,690
                                                                    -----------
                                                                      8,319,887
                                                                    -----------
                     OIL & GAS SERVICES: 13.55%
    15,000           Baker Hughes, Inc.                                 482,850
    20,000     @     BJ Services Co.                                    646,200
     8,600           Schlumberger Ltd.                                  361,974
    16,400     @     Smith Intl., Inc.                                  534,968
    10,700           Tidewater, Inc.                                    332,770
    13,000   @,@@    Weatherford Intl. Ltd.                             519,090
                                                                    -----------
                                                                      2,877,852
                                                                    -----------
                     PACKAGING & CONTAINERS: 3.62%
    50,000     @     Smurfit-Stone Container Corp.                      769,550
                                                                    -----------
                                                                        769,550
                                                                    -----------
                     Total Common Stock (Cost $19,656,430)           19,805,667
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 7.24%
                     REPURCHASE AGREEMENT: 7.24%
$1,537,000           State Street Repurchase Agreement dated
                       12/31/02, 0.800% due 01/02/03,
                       $1,537,068 to be received upon repurchase
                       (Collateralized by $1,420,000 U.S. Treasury
                       Notes, 4.875% Market Value $1,570,875 due
                       02/15/12)                                    $ 1,537,000
                                                                    -----------
                     Total Short-Term Investments
                       (Cost $1,537,000)                              1,537,000
                                                                    -----------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $21,193,430)*               100.50%    $21,342,667
                     OTHER ASSETS AND LIABILITIES-NET     -0.50%       (106,118)
                                                         ------     -----------
                     NET ASSETS                          100.00%    $21,236,549
                                                         ======     ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $21,193,967. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                  $ 2,136,625
                     Gross Unrealized Depreciation                   (1,987,925)
                                                                    ------------
                     Net Unrealized Appreciation                    $   148,700
                                                                    ============

                 See Accompanying Notes to Financial Statements

                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the year ended December 31, 2002 were as follows:

                               PER SHARE
TYPE                             AMOUNT
----                             ------
NII                             $0.0211

----------
NII -- Net investment income

The above figure may differ from that cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Trust. In January 2003, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2002.

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trust's Board of Directors/Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below:

                                                TERM OF                                 NUMBER OF
                                              OFFICE AND          PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
     NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN              HELD BY
        AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
        -------                    ----         ------         ---------------          ----------             -------
Independent Trustees:

Paul S. Doherty                   Trustee       October    Mr. Doherty is President         104      Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.                    1999 to    and Partner, Doherty,                     the GCG Trust (February
Scottsdale, AZ 85258                            Present    Wallace, Pillsbury and                    2002 to present).
Born: 1934                                                 Murphy, P.C., Attorneys
                                                           (1996 to present); a
                                                           Director of Tambrands,
                                                           Inc. (1993 to 1998); and a
                                                           Trustee of each of the
                                                           funds managed by
                                                           Northstar Investment
                                                           Management
                                                           Corporation (1993 to
                                                           1999).

J. Michael Earley                 Trustee       February   President and Chief              104      Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                    2002 to    Executive Officer of                      GCG Trust (1997 to present).
Scottsdale, AZ 85258                            Present    Bankers Trust Company,
Born: 1945                                                 N.A. (1992 to present).

R. Barbara Gitenstein             Trustee       February   President of the College         104      Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                    2002 to    of New Jersey (1999 to                    the GCG Trust (1997 to
Scottsdale, AZ 85258                            Present    present); Executive Vice                  present).
Born: 1948                                                 President and Provost at
                                                           Drake University (1992 to
                                                           1998).

Walter H. May                     Trustee       October    Retired. Mr. May was             104      Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.                    1999 to    formerly Managing                         Best Prep Charity (1991 to
Scottsdale, AZ 85258                            Present    Director and Director of                  present) and the GCG Trust
Born: 1936                                                 Marketing for Piper                       (February 2002 to present).
                                                           Jaffray, Inc. (an
                                                           investment
                                                           banking/underwriting
                                                           firm). Mr. May was
                                                           formerly a Trustee of
                                                           each of the funds
                                                           managed by Northstar
                                                           Investment Management
                                                           Corporation (1996 to
                                                           1999).

Jock Patton                       Trustee       August     Private Investor. Mr.            104      Mr. Patton is a Trustee of
7337 E. Doubletree Ranch Rd.                    1995 to    Patton was formerly                       the GCG Trust (February
Scottsdale, AZ 85258                            Present    Director and Chief                        2002 to present); He is also
Born: 1945                                                 Executive Officer of                      Director of Hypercom, Inc.
                                                           Rainbow Multimedia                        and JDA Software Group,
                                                           Group, Inc. (January 1999                 Inc. (January 1999 to
                                                           to December 2001);                        present); National Airlines
                                                           Director of Stuart                        Inc.; and BG Associates, In
                                                           Entertainment, Inc.;
                                                           Directory of Artisoft, Inc.
                                                           (1994 to 1998); President
                                                           and co-owner of
                                                           StockVal, Inc. (November
                                                           1992 to June 1997) and a
                                                           Partner and Director of
                                                           the law firm of Streich
                                                           Lang, P.A. (1972 to 1993).

--------------------------------------------------------------------------------

                                                TERM OF                                 NUMBER OF
                                              OFFICE AND          PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
     NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN              HELD BY
        AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
        -------                    ----         ------         ---------------          ----------             -------
David W.C. Putnam                 Trustee       October    President and Director of        104      Mr. Putnam is a Trustee of
7337 E. Doubletree Ranch Rd.                    1999 to    F.L. Putnam Securities                    GCG Trust (February 2002 to
Scottsdale, AZ 85258                            Present    Company, Inc. and its                     present); Director of F.L.
Born: 1939                                                 affiliates. Mr. Putnam is                 Putnam Securities Company,
                                                           also President, Secretary                 Inc. (June 1978 to present);
                                                           and Trustee of The                        F.L. Putnam Investment
                                                           Principled Equity Market                  Management Company
                                                           Fund. Mr. Putnam was                      (December 2001 to present);
                                                           formerly a                                Asian American Bank and
                                                           Director/Trustee of Trust                 Trust Company (June 1992
                                                           Realty Corp., Anchor                      to present); and Notre
                                                           Investment Trust, Bow                     Dame Health Care Center
                                                           Ridge Mining Co., and                     (1991 to present). He is also
                                                           each of the funds                         a Trustee of The Principled
                                                           managed by Northstar                      Equity Market Fund
                                                           Investment Management                     (November 1996 to present);
                                                           Corporation (1994 to                      Progressive Capital
                                                           1999).                                    Accumulation Trust (August
                                                                                                     1998 to present); Anchor
                                                                                                     International Bond Trust
                                                                                                     (December 2000 to present);
                                                                                                     F.L. Putnam Foundation
                                                                                                     (December 2000 to present);
                                                                                                     Mercy Endowment
                                                                                                     Foundation (1995 to
                                                                                                     present); and an Honorary
                                                                                                     Trustee of Mercy Hospital
                                                                                                     (1973 to present).

Blaine E. Rieke                   Trustee       February   General Partner of               104      Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                    2001 to    Huntington Partners, an                   Director/Trustee of the
Scottsdale, AZ 85258                            Present    investment partnership                    Morgan Chase Trust Co.
Born: 1933                                                 (1997 to present). Mr.                    (January 1998 to present)
                                                           Rieke was formerly                        and the GCG Trust (February
                                                           Chairman and Chief                        2002 to present).
                                                           Executive Officer of
                                                           Firstar Trust Company
                                                           (1973 to 1996). Mr. Rieke
                                                           was formerly the
                                                           Chairman of the Board
                                                           and a Trustee of each of
                                                           the funds managed by
                                                           ING Investment
                                                           Management Co. LLC.
                                                           (1998 to 2001).

Roger B. Vincent                  Trustee       February   President of Springwell          104      Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.                    2002 to    Corporation, a corporate                  the GCG Trust (1994 to
Scottsdale, AZ 85258                            Present    advisory firm (1989 to                    present) and a Director of
Born: 1945                                                 present). Mr. Vincent was                 AmeriGas Propane, Inc.
                                                           formerly a Director of                    (1998 to present).
                                                           Tatham Offshore, Inc.
                                                           (1996 to 2000) and
                                                           Petrolane, Inc. (1993 to
                                                           1995).



--------------------------------------------------------------------------------

                                                TERM OF                                 NUMBER OF
                                              OFFICE AND          PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
     NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN              HELD BY
        AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
        -------                    ----         ------         ---------------          ----------             -------
Richard A. Wedemeyer              Trustee       February   Vice President -- Finance        104      Mr. Wedemeyer is a Trustee
7337 E. Doubletree Ranch Rd.                    2001 to    and Administration -- of                  of Touchstone Consulting
Scottsdale, AZ 85258                            Present    the Channel Corporation,                  Group (1997 to present) and
Born: 1936                                                 an importer of specialty                  the GCG Trust (February
                                                           alloy aluminum products                   2002 to present).
                                                           (1996 to present). Mr.
                                                           Wedemeyer was
                                                           formerly Vice President
                                                           -- Finance and
                                                           Administration -- of
                                                           Performance Advantage,
                                                           Inc., a provider of
                                                           training and consultation
                                                           services (1992 to 1996),
                                                           and Vice President --
                                                           Operations and
                                                           Administration of Jim
                                                           Henson Productions
                                                           (1979 to 1997). Mr.
                                                           Wedemeyer was a
                                                           Trustee of each of the
                                                           funds managed by ING
                                                           Investment Management
                                                           Co. LLC. (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)              Trustee       February   Chairman and CEO of              104      Mr. Hilliard is a Trustee of
ING Americas                                    2002 to    ING Americas and a                        the GCC Trust (February
5780 Powers Ferry Road, NW                      Present    member of its Americas                    2002 to present). Mr.
Atlanta, GA 30327                                          Executive Committee                       Hilliard also serves as a
Born: 1943                                                 (1999 to present). Mr.                    member of the Board of
                                                           Hilliard was formerly                     Directors of the Clemson
                                                           Chairman and CEO of                       University Foundation, the
                                                           ING North America,                        Board of Councilors for the
                                                           encompassing the U.S.,                    Carter Center, a Trustee of
                                                           Mexico and Canada                         the Woodruff Arts Center
                                                           regions (1994 to 1999).                   and also on the Board of
                                                                                                     Directors for the High
                                                                                                     Museum of Art.

--------------------------------------------------------------------------------

                                                TERM OF                                 NUMBER OF
                                              OFFICE AND          PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
     NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN              HELD BY
        AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
        -------                    ----         ------         ---------------          ----------             -------
Thomas J. McInerney(2)            Trustee       February   Chief Executive Officer,         158      Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                    2001 to    ING U.S. Financial                        Director/Trustee of Aeltus
Scottsdale, AZ 85258                            Present    Services (October 2001 to                 Investment Management,
Born: 1956                                                 present); President, Chief                Inc. (1997 to present); each
                                                           Executive Officer, and                    of the Aetna Funds (April
                                                           Director of Northern Life                 2002 to present); Ameribest
                                                           Insurance Company                         Life Insurance Co. (2001 to
                                                           (2001 to present); and                    present); Equitable Life
                                                           President and Director of                 Insurance Co. (2001 to
                                                           Aetna Life Insurance and                  present); First Columbine
                                                           Annuity Company (1997                     Life Insurance Co. (2001 to
                                                           to present), Aetna                        present); Golden American
                                                           Retirement Holdings, Inc.                 Life Insurance Co. (2001 to
                                                           (1997 to present), Aetna                  present); Life Insurance
                                                           Investment Adviser                        Company of Georgia (2001
                                                           Holding Co. (2000 to                      to present); Midwestern
                                                           present), and Aetna                       United Life Insurance Co.
                                                           Retail Holding Company                    (2001 to present); ReliaStar
                                                           (2000 to present). Mr.                    Life Insurance Co. (2001 to
                                                           McInerney was formerly                    present); Security Life of
                                                           General Manager and                       Denver (2001 to present);
                                                           Chief Executive Officer                   Security Connecticut Life
                                                           of ING Worksite Division                  Insurance Co. (2001 to
                                                           (since December 2000 to                   present); Southland Life
                                                           October 2001); President                  Insurance Co. (2001 to
                                                           of Aetna Financial                        present); USG Annuity and
                                                           Services (August 1997 to                  Life Company (2001 to
                                                           December 2000); Head of                   present); United Life and
                                                           National Accounts and                     Annuity Insurance Co. Inc
                                                           Core Sales and                            (2001 to present); and the
                                                           Marketing for Aetna U.S.                  GCG Trust (February 2002 to
                                                           Healthcare (April 1996 to                 present). Mr. McInerney is a
                                                           March 1997).                              member of the Board of the
                                                                                                     National Commission on
                                                                                                     Retirement Policy, the
                                                                                                     Governor's Council on
                                                                                                     Economic Competitiveness
                                                                                                     and Technology of
                                                                                                     Connecticut, the Board of
                                                                                                     Directors of the Connecticut
                                                                                                     Business and Industry
                                                                                                     Association, the Board of
                                                                                                     Trustees of the Bushnell, the
                                                                                                     Board for the Connecticut
                                                                                                     Forum, and the Board of
                                                                                                     the Metro Hartford
                                                                                                     Chamber of Commerce, and
                                                                                                     is Chairman of Concerned
                                                                                                     Citizens for Effective
                                                                                                     Government.

--------------------------------------------------------------------------------

                                                TERM OF                                 NUMBER OF
                                              OFFICE AND          PRINCIPAL           PORTFOLIOS IN             OTHER
                                POSITION(S)    LENGTH OF        OCCUPATION(S)          FUND COMPLEX         DIRECTORSHIPS
     NAME, ADDRESS               HELD WITH       TIME            DURING THE              OVERSEEN              HELD BY
        AND AGE                    FUND         SERVED         PAST FIVE YEARS          BY TRUSTEE             TRUSTEE
        -------                    ----         ------         ---------------          ----------             -------
John G. Turner(3)               Chairman and    October    President, Turner                104      Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.    Director/       1999 to    Investment Company                        member of the Board of the
Scottsdale, AZ 85258            Trustee         Present    (since January 2002). Mr.                 GCG Trust. Mr. Turner also
Born: 1939                                                 Turner was formerly Vice                  serves as a Director of the
                                                           Chairman of ING                           Hormel Foods Corporation
                                                           Americas (2000 to 2001);                  (May 2000 to present),
                                                           Chairman and Chief                        Shopko Stores, Inc. (August
                                                           Executive Officer of                      1999 to present), and M.A.
                                                           ReliaStar Financial Corp.                 Mortenson Co. (March 2002
                                                           and ReliaStar Life                        to present).
                                                           Insurance Company
                                                           (1993 to 2000); Chairman
                                                           of ReliaStar United
                                                           Services Life Insurance
                                                           Company (1995 to 1998);
                                                           Chairman of ReliaStar
                                                           Life Insurance Company
                                                           of New York (1995 to
                                                           2001); Chairman of
                                                           Northern Life Insurance
                                                           Company (1992 to 2000);
                                                           Chairman and
                                                           Director/Trustee of the
                                                           Northstar affiliated
                                                           investment companies
                                                           (1993 to 2001) and
                                                           Director, Northstar
                                                           Investment Management
                                                           Corporation and its
                                                           affiliates (1993 to 1999).

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                      TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)         AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND         TIME SERVED                     PAST FIVE YEARS
         -------                --------------         -----------                     ---------------
Officers:

James M. Hennessy              President, Chief       March 2002 to         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,     Present (for the      ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief              ING Funds)            Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Operating Officer                            Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C. Inc.
                               President, Chief       February 2001 to      and EAMC Liquidation Corp. (since
                               Executive Officer,     March 2002 (for       December 2001); Executive Vice
                               and Chief              the Pilgrim Funds)    President and Chief Operating Officer of
                               Operating Officer                            ING Funds Distributor, LLC (since June
                                                                            2000). Formerly, Executive Vice President
                               Chief Operating        June 2000 to          and Chief Operating Officer of ING
                               Officer                February 2001 (for    Quantitative Management, Inc. (October
                                                      the Pilgrim Funds)    2001 to September 2002); Senior
                                                                            Executive Vice President (June 2000 to
                                                                            December 2000) and Secretary (April
                                                                            1995 to December 2000) of ING Capital
                                                                            Corporation, LLC, ING Funds Services,
                                                                            LLC, ING Investments, LLC, ING Advisors,
                                                                            Inc., Express America T.C. Inc., and EAMC
                                                                            Liquidation Corp.; and Executive Vice
                                                                            President, ING Capital Corporation, LLC
                                                                            and its affiliates (May 1998 to June 2000)
                                                                            and Senior Vice President, ING Capital
                                                                            Corporation, LLC and its affiliates (April
                                                                            1995 to April 1998).

Mary Lisanti                   Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                  ING Funds)            (since November 1999); Chief Investment
Born: 1956                                                                  Officer of the Domestic Equity Portfolios,
                               Executive Vice         May 1998 to           ING Investments, LLC (since 1999).
                               President              March 2002 (for       Formerly, Executive Vice President of ING
                                                      the domestic          Quantitative Management, Inc. (July
                                                      equity portfolios     2000 to September 2002); Executive Vice
                                                      of the Pilgrim        President and Chief Investment Officer
                                                      Funds)                for the Domestic Equity Portfolios of
                                                                            Northstar Investment Management
                                                                            Corporation, whose name changed to
                                                                            Pilgrim Advisors, Inc. and subsequently
                                                                            became part of ING Investments, LLC
                                                                            (May 1998 to October 1999); Portfolio
                                                                            Manager with Strong Capital
                                                                            Management (May 1996 to 1998); a
                                                                            Managing Director and Head of Small-
                                                                            and Mid-Capitalization Equity Strategies
                                                                            at Bankers Trust Corp. (1993 to 1996).

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                      TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)         AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND         TIME SERVED                     PAST FIVE YEARS
         -------                --------------         -----------                     ---------------
Michael J. Roland              Executive Vice         March 2002 to         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   President,             Present (for the      Officer and Treasurer of ING Funds
Scottsdale, AZ 85258           Assistant Secretary    ING Funds)            Services, LLC, ING Funds Distributor, LLC,
Born: 1958                     and Principal                                ING Advisors, Inc., ING Investments, LLC
                               Financial Officer                            (December 2001 to present), Lexington
                                                                            Funds Distributor, Inc., Express America
                               Chief Financial        December 2002         T.C. Inc. and EAMC Liquidation Corp.
                               Officer                to Present (for       (since December 2001). Formerly,
                                                      the IPI Funds)        Executive Vice President, Chief Financial
                                                                            Officer and Treasurer of ING
                               Senior Vice            June 1998 to          Quantitative Management, Inc.
                               President and          March 2002 (for       (December 2001 to October 2002); Senior
                               Principal Financial    the Pilgrim Funds)    Vice President, ING Funds Services, LLC,
                               Officer                                      ING Investments, LLC, and ING Funds
                                                                            Distributor, LLC (June 1998 to December
                                                                            2001) and Chief Financial Officer of
                                                                            Endeavor Group (April 1997 to June
                                                                            1998).

Robert S. Naka                 Senior Vice            March 2002 to         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and          Present (for the      Secretary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant Secretary    ING Funds)            Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                  ING Investments, LLC (October 2001 to
                               Senior Vice            November 1999 to      present) and Lexington Funds
                               President and          March 2002 (for       Distributor, Inc. (since December 2001).
                               Assistant Secretary    the Pilgrim Funds)    Formerly, Senior Vice President and
                                                                            Assistant Secretary for ING Quantitative
                               Assistant Secretary    July 1996 to          Management, Inc. (October 2001 to
                                                      November 1999         October 2002); Vice President, ING
                                                      (for the Pilgrim      Investments, LLC (April 1997 to October
                                                      Funds)                1999), ING Funds Services, LLC (February
                                                                            1997 to August 1999) and Assistant Vice
                                                                            President, ING Funds Services, LLC
                                                                            (August 1995 to February 1997).

Robyn L. Ichilov               Vice President and     March 2002 to         Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.   Treasurer              Present (for the      (since October 2001) and ING
Scottsdale, AZ 85258                                  ING Funds)            Investments, LLC (since August 1997);
Born: 1967                                                                  Accounting Manager, ING Investments,
                               Vice President and     May 1998 to           LLC (since November 1995).
                               Treasurer              March 2002 (for
                                                      the Pilgrim Funds)

                               Vice President         November 1997 to
                                                      May 1998 (for the
                                                      Pilgrim Funds)

Kimberly A. Anderson           Vice President and     March 2002 to         Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   Secretary              Present (for the      ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                  ING Funds)            Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                                  Investments, LLC (since October 2001)
                                                      February 2001 to      and Lexington Funds Distributor, Inc.
                                                      March 2002 (for       (since December 2001). Formerly, Vice
                                                      the Pilgrim Funds)    President for ING Quantitative
                                                                            Management, Inc. (October 2001 to
                                                                            October 2002); Assistant Vice President
                                                                            of ING Funds Services, LLC (November
                                                                            1999 to January 2001) and has held
                                                                            various other positions with ING Funds
                                                                            Services, LLC for more than the last five
                                                                            years.

Todd Modic                     Assistant Vice         April 2002 to         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President              Present (for          Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                  the ING Funds)        Formerly, Director of Financial Reporting,
Born: 1967                                                                  Axient Communications, Inc. (May 2000
                                                      March 2002 to         to January 2001) and Director of
                                                      Present (for          Finance, Rural/Metro Corporation (March
                                                      certain ING Funds)    1995 to May 2000).

                                                      August 2001 to
                                                      March 2002 (for
                                                      the Pilgrim Funds)

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                      TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)         AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND         TIME SERVED                     PAST FIVE YEARS
         -------                --------------         -----------                     ---------------
Maria M. Anderson              Assistant Vice         April 2002 to         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President              Present (for          Services, LLC (since October 2001).
Scottsdale, AZ 85258                                  the ING Funds)        Formerly, Manager of Fund Accounting
Born: 1958                                                                  and Fund Compliance, ING Investments,
                                                      March 2002 to         LLC (September 1999 to November
                                                      Present (for          2001); Section Manager of Fund
                                                      certain ING Funds)    Accounting, Stein Roe Mutual Funds
                                                                            (July 1998 to August 1999); and Financial
                                                      August 2001 to        Reporting Analyst, Stein Roe Mutual
                                                      March 2002 (for       Funds (August 1997 to July 1998).
                                                      the Pilgrim Funds)

James Vail                     Senior Vice            March 2002 to         Senior Vice President for ING
7337 E. Doubletree Ranch Rd.   President and          Present (for          Investments, LLC (since June 2001) and
Scottsdale, AZ 85258           Portfolio Manager      certain ING Funds)    Portfolio Manager of ING Investments,
Born: 1944                                                                  LLC and ING Advisors, Inc. (since October
                                                      June 2001 to          2001). Formerly, Vice President,
                                                      March 2002 (for       Lexington Management Corporation
                                                      certain Pilgrim       (which was acquired by ING Investments,
                                                      Funds)                LLC's parent company in July 2000) (1991
                                                                            to 2000); and has held investment
                                                                            research positions with Chemical Bank,
                                                                            Oppenheimer & Co., Robert Fleming, Inc.
                                                                            and Beacon Trust Company, where he
                                                                            was a Senior.

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

Custodian
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Services, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                  VPNRTAR  1202-021803

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VP Natural Resources Trust


By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date March 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date March 3, 2003


By /s/ Michael J. Roland
   -------------------------------------
   Michael J. Roland
   Executive Vice President and
   Chief Financial Officer

Date March 3, 2003